Gross Unrealized Losses and Fair Value of Available for Sale Debt Securities (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2019 INR (₨)	Mar. 31, 2019 USD ($)	Mar. 31, 2018 INR (₨)
Gain (Loss) on Securities [Line Items]
Less Than 12 Months Fair Value	₨ 32,187.5	$ 465.4	₨ 748,570.8
Less Than 12 Months Unrealized Losses	137.0	2.0	10,856.5
12 Months or Greater Fair Value	767,531.0	11,097.9	426,172.1
12 Months or Greater Unrealized Losses	11,866.3	171.6	8,764.1
Fair Value	799,718.5	11,563.3	1,174,742.9
Unrealized Losses	12,003.3	$ 173.6	19,620.6
Debt securities, other than asset and mortgage-backed securities
Gain (Loss) on Securities [Line Items]
Less Than 12 Months Fair Value	17,996.3		740,181.9
Less Than 12 Months Unrealized Losses	88.1		10,643.3
12 Months or Greater Fair Value	763,992.6		420,466.0
12 Months or Greater Unrealized Losses	11,792.6		8,618.5
Fair Value	781,988.9		1,160,647.9
Unrealized Losses	11,880.7		19,261.8
Debt securities, other than asset and mortgage-backed securities | Government of India securities
Gain (Loss) on Securities [Line Items]
Less Than 12 Months Fair Value	0.0		540,941.5
Less Than 12 Months Unrealized Losses	0.0		8,852.9
12 Months or Greater Fair Value	568,759.0		342,621.5
12 Months or Greater Unrealized Losses	9,834.9		7,991.0
Fair Value	568,759.0		883,563.0
Unrealized Losses	9,834.9		16,843.9
Debt securities, other than asset and mortgage-backed securities | Credit Substitutes
Gain (Loss) on Securities [Line Items]
Less Than 12 Months Fair Value	17,996.3		159,026.1
Less Than 12 Months Unrealized Losses	88.1		1,002.8
12 Months or Greater Fair Value	165,700.5		73,734.9
12 Months or Greater Unrealized Losses	1,475.7		620.3
Fair Value	183,696.8		232,761.0
Unrealized Losses	1,563.8		1,623.1
Debt securities, other than asset and mortgage-backed securities | Other corporate/financial institution bonds
Gain (Loss) on Securities [Line Items]
Less Than 12 Months Fair Value	0.0		4,057.2
Less Than 12 Months Unrealized Losses	0.0		51.8
12 Months or Greater Fair Value	2,117.6		4,109.6
12 Months or Greater Unrealized Losses	6.3		7.2
Fair Value	2,117.6		8,166.8
Unrealized Losses	6.3		59.0
Debt securities, other than asset and mortgage-backed securities | State government securities
Gain (Loss) on Securities [Line Items]
Less Than 12 Months Fair Value	0.0		31,940.1
Less Than 12 Months Unrealized Losses	0.0		729.0
12 Months or Greater Fair Value	27,415.5		0.0
12 Months or Greater Unrealized Losses	475.7		0.0
Fair Value	27,415.5		31,940.1
Unrealized Losses	475.7		729.0
Debt securities, other than asset and mortgage-backed securities | Government securities outside India
Gain (Loss) on Securities [Line Items]
Less Than 12 Months Fair Value	0.0		4,217.0
Less Than 12 Months Unrealized Losses	0.0		6.8
12 Months or Greater Fair Value	0.0		0.0
12 Months or Greater Unrealized Losses	0.0		0.0
Fair Value	0.0		4,217.0
Unrealized Losses	0.0		6.8
Mortgage-backed securities
Gain (Loss) on Securities [Line Items]
Less Than 12 Months Fair Value	0.0		57.0
Less Than 12 Months Unrealized Losses	0.0		0.1
12 Months or Greater Fair Value	45.7		0.0
12 Months or Greater Unrealized Losses	0.4		0.0
Fair Value	45.7		57.0
Unrealized Losses	0.4		0.1
Asset-backed securities
Gain (Loss) on Securities [Line Items]
Less Than 12 Months Fair Value	14,191.2		8,331.9
Less Than 12 Months Unrealized Losses	48.9		213.1
12 Months or Greater Fair Value	3,492.7		5,706.1
12 Months or Greater Unrealized Losses	73.3		145.6
Fair Value	17,683.9		14,038.0
Unrealized Losses	122.2		358.7
Other securities (including mutual fund units)
Gain (Loss) on Securities [Line Items]
Less Than 12 Months Fair Value	0.0		0.0
Less Than 12 Months Unrealized Losses	0.0		0.0
12 Months or Greater Fair Value	0.0		0.0
12 Months or Greater Unrealized Losses	0.0		0.0
Fair Value	0.0		0.0
Unrealized Losses	₨ 0.0		₨ 0.0